LONG-TERM INCENTIVE PLANS - Stock option activity (Details)	12 Months Ended
	Dec. 31, 2017 BRL (R$) Options shares	Dec. 31, 2016 BRL (R$) Options	Dec. 31, 2015 BRL (R$) Options
Preferred shares
Average exercise price in the year
Treasury shares | shares	8,704,061
Stock options
Number of shares
Balance, beginning of year | Options	569,115	1,074,246	2,448,973
Options Exercised | Options			(25,210)
Options Forfeited | Options	(276,724)	(505,131)	(1,349,517)
Balance, end of year | Options	292,391	569,115	1,074,246
Average exercise price in the year
Beginning of year	R$ 16.64	R$ 18.36	R$ 19.53
Options Exercised			19.56
Options Forfeited	15.11	20.49	20.98
End of year	17.91	16.64	18.36
Average market price of the share	R$ 11.19	R$ 7.68	R$ 7.70